Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2022	May 31, 2024	May 31, 2023	May 31, 2022
Income Taxes
Loss before provision for income taxes		$ (49,841)	$ (79,824)
Valuation allowance		128,636	128,579	$ 117,638
Valuation allowance increased		57	10,941
Federal net operating losses		480,500	458,800
Net operating loss		47,100
Federal research and development		$ 2,100	$ 2,100
Corporate minimum tax	15.00%
Financial statement income	$ 1,000,000